Subsequent Events (Details) (USD $)	0 Months Ended	9 Months Ended		0 Months Ended
	Oct. 16, 2014	Sep. 30, 2014	Sep. 30, 2013	Nov. 07, 2014	Dec. 09, 2014	Jan. 08, 2015	Dec. 23, 2014
Subsequent Event [Line Items]
Share repurchase program	$ 20,000,000
Repurchase program duration	2 years
Gain/ (Loss) on sale of vessels		(13,277,000)	(3,817,000)
Aegean Daisy
Subsequent Event [Line Items]
DWT				4,935
Contracted sale price				1,490,000
Gain/ (Loss) on sale of vessels				440,000
Los Angeles Business
Subsequent Event [Line Items]
Total consideration paid					11,000,000
Fuel metric tons					28,567
Germany Business
Subsequent Event [Line Items]
Storage Capacity						20,000
PT 40
Subsequent Event [Line Items]
DWT							4,222
Contract Construction Price							$ 3,950,000